Consolidated statement of income - CAD ($) $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023		Jul. 31, 2024	Jul. 31, 2023
Interest income (Note 14)
Loans	[1]	$ 8,726	$ 8,250	$ 7,830	[2]	$ 25,257	$ 22,020	[2]
Securities	[1]	2,482	2,379	1,870	[2]	7,167	5,176	[2]
Securities borrowed or purchased under resale agreements	[1]	1,528	1,452	1,186	[2]	4,370	3,209	[2]
Deposits with banks and other	[1]	711	692	733	[2]	2,160	2,157	[2]
Interest income	[1]	13,447	12,773	11,619	[2]	38,954	32,562	[2]
Interest expense (Note 14)
Deposits		7,713	7,576	6,966	[2]	23,000	19,064	[2]
Securities sold short		156	150	105	[2]	462	299	[2]
Securities lent or sold under repurchase agreements		1,769	1,492	1,107	[2]	4,615	2,984	[2]
Subordinated indebtedness		134	136	117	[2]	390	338	[2]
Other		143	138	88	[2]	425	249	[2]
Interest expense		9,915	9,492	8,383	[2]	28,892	22,934	[2]
Net interest income		3,532	3,281	3,236	[2]	10,062	9,628	[2]
Non-interest income
Underwriting and advisory fees		165	191	143	[2]	525	382	[2]
Deposit and payment fees		249	228	261	[2]	708	695	[2]
Credit fees		303	332	355	[2]	1,001	1,016	[2]
Card fees		97	112	67	[2]	309	279	[2]
Investment management and custodial fees		508	488	451	[2]	1,454	1,314	[2]
Mutual fund fees		452	434	428	[2]	1,331	1,322	[2]
Income from insurance activities, net	[2]	87	87	86		271	262
Commissions on securities transactions		109	106	82	[2]	302	257	[2]
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		869	685	562	[2]	2,399	1,735	[2]
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		3	31	27	[2]	49	68	[2]
Foreign exchange other than trading (FXOTT)		99	102	82	[2]	293	286	[2]
Income (loss) from equity-accounted associates and joint ventures		20	25	3	[2]	61	35	[2]
Other		111	62	69	[2]	224	206	[2]
Non-interest income		3,072	2,883	2,616	[2]	8,927	7,857	[2]
Total revenue		6,604	6,164	5,852	[2]	18,989	17,485	[2]
Provision for credit losses (Note 6)		483	514	736	[2]	1,582	1,469	[2]
Non-interest expenses
Employee compensation and benefits		2,095	2,009	1,888	[2]	6,054	5,660	[2]
Occupancy costs		197	208	199	[2]	622	607	[2]
Computer, software and office equipment		722	653	613	[2]	1,996	1,809	[2]
Communications		91	96	88	[2]	273	273	[2]
Advertising and business development		78	86	76	[2]	241	217	[2]
Professional fees		67	64	51	[2]	183	168	[2]
Business and capital taxes		31	28	28	[2]	94	98	[2]
Other (Note 13)		401	357	364	[2]	1,185	2,077	[2]
Non-interest expenses		3,682	3,501	3,307	[2]	10,648	10,909	[2]
Income before income taxes		2,439	2,149	1,809	[2]	6,759	5,107	[2]
Income taxes		644	400	377	[2]	1,487	1,553	[2]
Net income		1,795	1,749	1,432	[2]	5,272	3,554	[2]
Net income attributable to non-controlling interests		9	10	10	[2]	31	30	[2]
Preferred shareholders and other equity instrument holders		63	61	66	[2]	191	205	[2]
Common shareholders		1,723	1,678	1,356	[2]	5,050	3,319	[2]
Net income attributable to equity shareholders		$ 1,786	$ 1,739	$ 1,422	[2]	$ 5,241	$ 3,524	[2]
Earnings per share (in dollars) (Note 12)
Basic		$ 1.83	$ 1.79	$ 1.48	[2]	$ 5.39	$ 3.64	[2]
Diluted		1.82	1.79	1.47	[2]	5.38	3.63	[2]
Dividends per common share (in dollars)		$ 0.9	$ 0.9	$ 0.87	[2]	$ 2.7	$ 2.57	[2]

[1]	Interest income included $12.4 billion for the quarter ended July 31, 2024 (April 30, 2024: $11.9 billion; July 31, 2023: $11.0 billion) and $36.3 billion for the nine months ended July 31, 2024 (July 31, 2023: $30.8 billion), calculated based on the effective interest rate method.
[2]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.